UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ridgeback Capital Investment L.P.

Address:   430 Park Avenue, 12th Floor
           New York, New York 10022


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ridgeback Capital Investments Ltd., as General Partner, by Bud Holman
Title:  Director
Phone:  (212) 808-7729

Signature,  Place,  and  Date  of  Signing:

/s/ Bud Holman                     New York, New York                 5/17/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Ridgeback Capital Investments Ltd. is the general partner of Ridgeback Capital Investments L.P. Pursuant to an investment management agreement, Ridgeback Capital Management LP maintains investment and voting power with respect to the securities held or controlled by Ridgeback Capital Investments Ltd. Wayne Holman, an individual, controls Ridgeback Capital Management LP. Ridgeback Capital Management LP, Ridgeback Capital Investments Ltd. and Wayne Holman do not own any securities reported herein directly.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              10

Form 13F Information Table Value Total:  $      727,789
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-12280              Ridgeback Capital Management LP
----  --------------------  ----------------------------------------------------
2     28-12277              Ridgeback Capital Investments Ltd.
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                          VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
BioMarin Pharmaceutical Inc.    Common Stock   09061G101   10,633    455,000 SH       SOLE       1,2         0      0    455,000
Cephalon, Inc.                  Common Stock   156708109  108,448  1,600,000 SH       SOLE       1,2         0      0  1,600,000
Gilead Sciences Inc.            Common Stock   375558103   36,376    800,000 SH       SOLE       1,2         0      0    800,000
Ironwood Pharmaceuticals, Inc.  Common Stock   46333X108  141,502 10,389,262 SH       SOLE       1,2         0      0 10,389,262
InterMune, Inc.                 Common Stock   45884X103   10,028    225,000 SH       SOLE       1,2         0      0    225,000
Medicines Co.                   Common Stock   584688105   23,386  2,982,896 SH       SOLE       1,2         0      0  2,982,896
Shire plc                       Sponsored ADR  82481R106    2,475     37,500 SH       SOLE       1,2         0      0     37,500
SPDR S&P 500                    ETF Unit       78462F103  234,000  2,000,000 SH  CALL SOLE       1,2         0      0  2,000,000
United Therapeutics Corporation Common Stock   91307C102  135,189  2,443,326 SH       SOLE       1,2         0      0  2,443,326
WellPoint, Inc.                 Common Stock   94973V107   25,752    400,000 SH       SOLE       1,2         0      0    400,000